CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Net earned premium	$ 21.5			$ 10.5			$ 51.6	$ 65.0	$ 77.3	$ 63.8	$ 21.2
Ceding commission income	12.3			7.0			31.9	7.4	15.3	0.0	0.0
Net investment income	0.6			0.2			1.0	1.3	1.5	3.4	1.3
Commission and other income	1.3			0.1			2.9	0.2	0.3	0.1	0.0
Total revenue	35.7			17.8			87.4	73.9	94.4	67.3	22.5
Expense
Loss and loss adjustment expense, net	17.5			6.7			47.0	45.4	54.7	45.8	15.2
Other insurance expense	6.3			3.5			16.3	10.8	14.4	9.6	4.2
Sales and marketing	42.2			22.2			104.4	57.5	80.4	88.5	41.7
Technology development	14.3			5.3			35.4	13.0	19.4	9.8	4.7
General and administrative	19.6			10.6			49.5	34.6	46.3	21.5	9.3
Total expense	99.9			48.3			252.6	161.3	215.2	175.2	75.1
Loss before income taxes	(64.2)			(30.5)			(165.2)	(87.4)	(120.8)	(107.9)	(52.6)
Income tax expense	2.2			0.4			5.8	1.0	1.5	0.6	0.3
Net loss	(66.4)	$ (55.6)	$ (49.0)	(30.9)	$ (21.0)	$ (36.5)	(171.0)	(88.4)	(122.3)	(108.5)	(52.9)
Other comprehensive income, net of tax
Unrealized gain on investments	(0.8)			0.4			(1.2)	0.6	0.1	0.1	0.0
Foreign currency translation adjustment	0.0			0.0			(0.5)	0.0	1.6	0.0	0.0
Comprehensive loss	$ (67.2)			$ (30.5)			$ (172.7)	$ (87.8)	$ (120.6)	$ (108.4)	$ (52.9)
Per share data:
Net loss per share attributable to common stockholders - basic	$ (1.08)			$ (0.57)			$ (2.80)	$ (3.41)	$ (3.63)	$ (9.75)	$ (4.84)
Net loss per share attributable to common stockholders - diluted	$ (1.08)			$ (0.57)			$ (2.80)	$ (3.41)	$ (3.63)	$ (9.75)	$ (4.84)
Weighted average common shares outstanding - basic	61,580,145			53,997,315			61,086,238	25,935,362	33,654,828	11,124,397	10,931,776
Weighted average common shares outstanding - diluted	61,580,145			53,997,315			61,086,238	25,935,362	33,654,828	11,124,397	10,931,776
Weighted average common shares outstanding - basic and diluted									33,654,828	11,124,397	10,931,776